Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of November 24, 2021 (Servicing Agreement), by and between DUKE ENERGY PROGRESS, LLC, as servicer (Servicer), and DUKE ENERGY PROGRESS NC STORM FUNDING LLC, the Servicer does hereby certify, for the January 1, 2025, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: July 1, 2024 to December 31, 2024
Payment Date: January 1, 2025
1.Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	July 2024	Collection Period	$4,147,436.02
ii.	Remittances for the	August 2024	Collection Period	5,286,078.01
iii.	Remittances for the	September 2024	Collection Period	4,138,589.08
iv..	Remittances for the	October 2024	Collection Period	3,717,367.42
v.	Remittances for the	November 2024	Collection Period	3,090,272.15
vi.	Remittances for the	December 2024	Collection Period	2,746,313.93
vii.
viii.
ix.	Investment Earnings on General Subaccount			353,973.83
x.	Investment Earnings on Capital Subaccount			100,497.31
xi.	Investment Earnings on Excess Funds Subaccount			47,324.24
xii.	General Subaccount Balance (sum of i through xi above)			$23,627,851.99
xiii.	Excess Funds Subaccount Balance as of prior Payment Date			2,146,219.72
xiv.	Capital Subaccount Balance as of prior Payment Date			3,848,135.00

2.     Outstanding Amounts as of prior Payment Date:

i.	Storm Recovery Series A	2028	Outstanding Amount	$137,523,968.00
ii.	Storm Recovery Series A	2037	Outstanding Amount	352,000,000.00
iii.	Storm Recovery Series A	2041	Outstanding Amount	196,627,000.00
iv.	Aggregate Outstanding Amount of all Storm Recovery Bonds			$686,150,968.00

3.     Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Storm Recovery Series A	2028	$17,286,240.00
ii.	Storm Recovery Series A	2037	—
iii.	Storm Recovery Series A	2041	—
iv.	All Storm Recovery Bonds		$17,286,240.00

Exhibit 99.1

	Interest
			Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v.	Storm Recovery Series A	2028	1.295%	183	$137,523,968.00	$890,467.69
vi.	Storm Recovery Series A	2037	2.387%	183	352,000,000.00	4,201,120.00
vii.	Storm Recovery Series A	2041	2.799%	183	196,627,000.00	2,751,794.87

viii.	All Storm Recovery Bonds					$7,843,382.56
					Required Level	Funding Required
ix.	Capital Account				$3,848,135.00	$—

4.     Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts				$—
ii.	Servicing Fee				192,406.75
iii.	Administration Fee				—
iv.	Operating Expenses				156,362.03

Storm Recovery Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$7,843,382.56
1.	Storm Recovery Series A	2028	$890,467.69	$4.03
2.	Storm Recovery Series A	2037	4,201,120.00	11.94
3.	Storm Recovery Series A	2041	2,751,794.87	14.00

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Storm Recovery Series A	2028	$—	$—
2.	Storm Recovery Series A	2037	—	—
3.	Storm Recovery Series A	2041	—	—

vii.	Semi-Annual Principal				$17,286,240.00
1.	Storm Recovery Series A	2028	$17,286,240.00	$78.22
2.	Storm Recovery Series A	2037	—	—
3.	Storm Recovery Series A	2041	—	—

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				—
x.	Capital Subaccount Return to Duke Energy Progress				54,298.00
xi.	Deposits to Excess Funds Subaccount				—
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$25,532,689.34

Exhibit 99.1
5.    Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Storm Recovery Series A	2028	$120,237,728.00
ii.	Storm Recovery Series A	2037	352,000,000.00
iii.	Storm Recovery Series A	2041	196,627,000.00
iv.	Aggregate Outstanding Amount of all Series A Bonds		$668,864,728.00
v.	Excess Funds Subaccount Balance		240,766.97
vi.	Capital Subaccount Balances		3,848,135.00
vii.	Aggregate Collection Account Balance		$4,088,901.97

6.    Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$1,952,776.99
ii.	Capital Subaccount	99,881.90
iii.	Total Withdrawals	$2,052,658.89

7.    Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Storm Recovery Series A	2028	$—
	Storm Recovery Series A	2037	—
	Storm Recovery Series A	2041	—
	Total		$—
ii.	Semi-annual Principal
	Storm Recovery Series A	2028	$—
	Storm Recovery Series A	2037	—
	Storm Recovery Series A	2041	—
	Total		$—

8.    Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—

9.    Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$—

Exhibit 99.1
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	December 20, 2024	DUKE ENERGY PROGRESS, LLC.
as Servicer

	By:	/s/ Nicholas G. Speros
Nicholas G. Speros
Director of Accounting